INVESTMENTS - EQUITY SECURITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS - EQUITY SECURITIES
NOTE 3 – INVESTMENTS – EQUITY SECURITIES
The following table shows the cost and fair value of the Company’s investments in equity securities (in thousands):

	Cost	Unrealized Gain	Fair Value
June 30, 2023	$999	$531	$1,530

	Cost	Unrealized Gain	Fair Value
December 31, 2022	$999	$144	$1,143

Unrealized holding gains (losses) on equity securities for the three months ended June 30, 2023 and 2022 were approximately $0.4 million in gains and $0.1 million in losses, respectively. Unrealized holding gains on equity securities for the six months ended June 30, 2023 and 2022 were approximately $0.4 million and $0.3 million, respectively.

NOTE 2 — INVESTMENTS — EQUITY SECURITIES
The following table shows the cost and fair value of the Company’s investments in equity securities (in thousands):

	Cost	Unrealized Gain	Fair Value
December 31, 2022	$999	$144	$1,143

	Cost	Unrealized Loss	Fair Value
December 31, 2021	$999	$(90)	$909

Unrealized holding gains (losses) on equity securities for the years ended December 31, 2022 and 2021 were approximately $0.1 million, respectively.